JPMorgan Liquid Assets Money Market Fund Expense Example - Reserve Shares [Member] - JPMorgan Liquid Assets Money Market Fund - Reserve	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859